Leases - Leased asset and liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases
ROU assets, gross	$ 178,904	$ 166,004
Accumulated amortization	(65,630)	(50,175)
Total ROU assets, net	113,274	115,829
Lease liabilities - current	19,837	17,333
Lease liabilities - net of current	102,346	106,192
Total lease liabilities	122,183	123,525
Finance leases
ROU assets, gross	186,943	183,968
Accumulated amortization	(89,344)	(78,800)
Total ROU assets, net	97,599	105,168
Lease liabilities - current	11,684	10,995
Lease liabilities - net of current	144,446	150,683
Total lease liabilities	$ 156,130	$ 161,678